PRUDENTIAL FLEXGUARD INCOME 2.0
SINGLE PREMIUM DEFERRED REGISTERED INDEX-LINKED ANNUITY (“B SERIES”)
Issued by
PRUCO LIFE INSURANCE COMPANY
Supplement dated October 30, 2026
To
Updating Summary Prospectus dated May 1, 2026
This Supplement should be read in conjunction with the current Updating Summary Prospectus (“Prospectus”) for your Annuity and should be retained for future reference. This Supplement is intended to update certain information in the Prospectus for the Annuity you own and is not intended to be a prospectus or offer for any other annuity that you do not own. Defined terms used herein and not otherwise defined herein shall have the meanings given to them in the statutory Prospectus and Statement of Additional Information.

This Supplement describes changes to your current Prospectus that are effective November 2, 2026.

1.
Glossary of Terms:
The definition of “Spread” is revised and restated as follows:
Spread: On the Index Strategy End Date, the Spread reduces the value of positive Index Returns used in the calculation of Index Credits that may be applied to the Index Strategy Base on any Index Strategy End Date for the Enhanced Cap Rate Index Strategy. The Spread percentage may vary by Index, Index Strategy Term, Cap Rate and Buffer. Spreads, upon renewal, may be higher or lower than the initial Spread but will never be greater than the Guaranteed Maximum Spread. Renewal Spreads may differ from the Spreads used for new Annuity contracts or for other Annuity contracts issued at different times. The Guaranteed Maximum Spread equals 3.00% for a one-year Index Strategy Term; the Guaranteed Maximum Spread equals 6% for a three-year Index Strategy Term; and the Guaranteed Maximum Spread equals 9% for a six-year Index Strategy Term.

2.
Important Information You Should Consider About Your Contract:
Under the “Risks” section, the “Is there a Risk of Loss from Poor Performance?” subsection is revised and restated as follows:
Is there a Risk of Loss from Poor Performance?
Yes.
You can lose money by investing in the Contract.
Under an Index Strategy, the maximum amount of loss that you could experience from negative Index performance at the end of an Index Strategy Term, after taking into account the current limits on Index loss provided under the Contract, is: 99% loss from a 1% Buffer; 95% loss for a 5% Buffer; 90% loss for a 10% Buffer; 85% loss for a 15% Buffer; 80% loss for a 20% Buffer; 70% loss for a 30% Buffer; or 0% loss for a 100% Buffer.
The Company does not guarantee that the Contract will always offer Index Strategies that limit Index losses, which would mean a risk of loss of the entire amount invested.
For more information on the risk of loss, please refer to the “Principal Risks of Investing in the Contract” section of the statutory prospectus.

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3.
Appendix A:
Appendix A is revised and restated as follows:
APPENDIX A: INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
Certain Investment Options may not be available through certain financial intermediaries. See "Appendix B: Financial Intermediary Variations" and the Cover Page of the statutory prospectus for additional information.
Index-Linked Options
The following is a list of Index Strategies currently available under the Contract. We may change the features of the Index Strategies listed below (including the Index and the current limits on Index gains and losses), offer new Index Strategies, and terminate existing Index Strategies. We will provide you with written notice before making any changes other than changes to current limits on Index gains. Information about current limits on Index gains is available at  www.prudential.com/flexguard-income2-rates.
Note: If value is withdrawn from an Index Strategy before the end of its Index Strategy Term, we will apply an Interim Value adjustment. This may result in a significant reduction in the Index Strategy value that could exceed any protection from Index loss that would be in place if you waited until the end of the Strategy Term to make the withdrawal. A Market Value Adjustment may also apply.
See “Description of Insurance Company, Separate Account, and Investment Options” in the statutory prospectus  for a description of the Index Strategies’ features. See “Charges and Adjustments” in the statutory prospectus for more information about Interim Value adjustments.

Index	Type of Index	Index Strategy Term	Index Crediting Methodology	Current Limit on Index Loss (if held until end of Index Strategy Term)	Minimum Limit on Index Gain (for the life of the Index Strategy)
Cap Rate Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 1%

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S&P 500®1	U.S. Large-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
MSCI EAFE[1]	International Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
MSCI EAFE[1]	International Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 5%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%

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Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Cap Rate Index Strategy	100% Buffer	Minimum Cap Rate: 10%
Enhanced Cap Rate Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
MSCI EAFE[1]	International Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
MSCI EAFE[1]	International Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%

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Invesco QQQ ETF[2]	Large-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	1-Year	Enhanced Cap Rate Index Strategy	15% Buffer	Minimum Cap Rate: 1% Maximum Spread: 3%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
MSCI EAFE[1]	International Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Enhanced Cap Rate Index Strategy	10% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
S&P 500®1	U.S. Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
MSCI EAFE[1]	International Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
Invesco QQQ ETF[2]	Large-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	3-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 5% Maximum Spread: 6%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
MSCI EAFE[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Dimensional International Equity Focus[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	20% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%

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S&P 500®1	U.S. Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
MSCI EAFE[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Dimensional International Equity Focus[1]	International Equities	6-Year	Enhanced Cap Rate Index Strategy	30% Buffer	Minimum Cap Rate: 10% Maximum Spread: 9%
Step Rate Plus Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Step Rate Plus Index Strategy	5% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
MSCI EAFE[1]	International Equities	1-Year	Step Rate Plus Index Strategy	5% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Step Rate Plus Index Strategy	10% Buffer	Minimum Step Rate: 1% Minimum Participation Rate: 60%
Tiered Participation Rate Index Strategy
S&P 500®1	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	1% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%

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Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	5% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
MSCI EAFE[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dimensional International Equity Focus[1]	International Equities	6-Year	Tiered Participation Rate Index Strategy	10% Buffer	Minimum Participation Rate: 100% Maximum Tier Level: 35%
Dual Directional Index Strategy
S&P 500®1	U.S. Large-Cap Equities	1-Year	Dual Directional Index Strategy	10% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	1-Year	Dual Directional Index Strategy	15% Buffer	Minimum Cap Rate: 1%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	10% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	15% Buffer	Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Dual Directional Index Strategy	20% Buffer	Minimum Cap Rate: 10%
Participation Rate with Cap Strategy
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	1% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%

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AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	10% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
S&P 500®1	U.S. Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
MSCI EAFE[1]	International Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
iShares® Russell 2000 ETF[2]	U.S. Small-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
AB 500 Plus IndexSM1	U.S. Large-Cap Equities with Exposure to Global Equity Markets	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Dimensional International Equity Focus[1]	International Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
Invesco QQQ ETF[2]	Large-Cap Equities	6-Year	Participation Rate with Cap Strategy	20% Buffer	Minimum Participation Rate: 100% Minimum Cap Rate: 10%
1. This Index is a “price return index,” not a “total return index,” and therefore does not reflect the dividends paid on the securities composing the Index, which will reduce the Index Return and may cause the Index to underperform a direct investment in the securities composing the Index.

2. This Index is an ETF. Index Values are based on the ETF’s closing prices. The Index Values reflect a “price return,” not a “total return,” and therefore do not reflect the dividends paid on the securities in which the ETF invests. In addition, fees and costs are deducted from the ETF, which reduces the ETF’s performance. These factors will reduce the Index Return and may cause the Index to underperform a direct investment in the ETF or the securities which the ETF invests.
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Depending on the Index Strategy, the maximum amount of loss that you could experience from negative Index performance, after taking into account the current limits on Index loss provided under the Annuity, ranges from 0% (with 100% Buffer) to 99% (with 1% Buffer).
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The Company does not guarantee that the Annuity will always offer Index Strategies that limit Index losses, which would mean risk of loss of the entire amount invested.
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The Company limits the amount you can earn on an Index Strategy.
o
For Cap Rate Index Strategies, the Guaranteed Minimum Cap Rate equals 1% for a one-year Index Strategy Term, 5% for a three-year Index Strategy Term and 10% for a six-year Index Strategy Term.
o
For Enhanced Cap Rate Index Strategies, the Guaranteed Minimum Cap Rate equals 1% and the Guaranteed Maximum Spread equals 3% for a one-year Index Strategy Term; the Guaranteed Minimum Cap Rate equals 5% and the Guaranteed Maximum Spread equals 6% for a three-year Index Strategy Term; and the Guaranteed Minimum Cap Rate equals 10% and the Guaranteed Maximum Spread equals 9% for the six-year Index Strategy Term.

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For Step Rate Plus Index Strategies, the Guaranteed Minimum Step Rate equals 1% and the Guaranteed Minimum Participation Rate equals 60%.
o
For Tiered Participation Rate Index Strategies, the Guaranteed Minimum Participation Rate equals 100% and the Guaranteed Maximum Tier Level equals 35%.
o
For Dual Directional Index Strategies, the Guaranteed Minimum Cap Rate equals 1% for a one-year Index Strategy Term and 10% for a six-year Index Strategy Term.
o
For Participation Rate with Cap Strategy, the Guaranteed Minimum Participation Rate equals 100% and the Guaranteed Minimum Cap equals 10% for a six-year Index Strategy Term.
Fixed Options
The following is a list of Fixed Options currently available under the Contract. We may change the features of the Fixed Options listed below, offer new Fixed Options, and terminate existing Fixed Options. We will provide you with written notice before doing so. For more information about the Fixed Options, see “Description of Insurance Company, Separate Account, and Investment Options” in  the statutory prospectus.
Note: If value is withdrawn from the Fixed Account, a Market Value Adjustment may apply. This may result in a significant reduction in your Fixed Account Value. For more information about Market Value Adjustments, please refer to the “Charges and Adjustments” section of the statutory prospectus.

Name	Term	Minimum Guaranteed Interest Rate*
Fixed Account	1-Year	0.25%
*The Minimum Guaranteed Interest Rate is the amount shown on your Contract and can vary by state.

If you have any questions or would like another copy of the current Annuity Prospectus, please call us at
1-888-PRU-2888.

THIS SUPPLEMENT SHOULD BE READ AND RETAINED FOR FUTURE REFERENCE.

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